Consolidated Statements of Stockholders' Deficiency - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Common Stock [Member]
Balance	$ 11,218	$ 3,013
Balance, shares	11,217,324	3,012,712
Fractional share adjustment from reverse split		$ (69)
Fractional share adjustment from reverse split, shares		(69,410)
Issuance of common stock in private placement		$ 1,103
Issuance of common stock in private placement, shares		1,102,700
Issuance of common stock in public placement		$ 50
Issuance of common stock in public placement, shares		50,000
Issuance of common stock for acquisition of Restaurant.com		$ 364
Issuance of common stock for acquisition of Restaurant.com, shares		363,889
Issuance of common stock for sale of discontinued operations		$ 60
Issuance of common stock for sale of discontinued operations, shares		59,990
Issuance of common stock for conversion of convertible notes assumed on reverser merger		$ 1,528
Issuance of common stock for conversion of convertible notes assumed on reverser merger, shares		1,528,107
Issuance of common stock for conversion of convertible notes		$ 1,806
Issuance of common stock for conversion of convertible notes, shares		1,805,539
Issuance of common stock for services	$ 846	$ 1,087
Issuance of common stock for services, shares	845,758	1,087,297
Issuance of common stock for directors and employees		$ 1,340
Issuance of common stock for directors and employees, shares		1,340,000
Issuance of common stock for accrued payroll and advances to a related party		$ 936
Issuance of common stock for accrued payroll and advances to a related party, shares		936,500
Fair value of vested stock options
Proceeds from issuance of common stock in offering, net of offering costs of $21,686	$ 805
Proceeds from issuance of common stock in offering, net of offering costs of $21,686, shares	805,346
Issuance of common stock for note payable extension	$ 3
Issuance of common stock for note payable extension, shares	3,000
Issuance of common stock for legal settlement	$ 8
Issuance of common stock for legal settlement, shares	8,000
Net loss
Balance	$ 12,880	$ 11,218
Balance, shares	12,879,428	11,217,324
Common Stock Issuable [Member]
Balance	$ 383,343
Balance, shares	383,343
Fractional share adjustment from reverse split
Fractional share adjustment from reverse split, shares
Issuance of common stock in private placement
Issuance of common stock in private placement, shares
Issuance of common stock in public placement
Issuance of common stock in public placement, shares
Issuance of common stock for acquisition of Restaurant.com
Issuance of common stock for acquisition of Restaurant.com, shares
Issuance of common stock for sale of discontinued operations		$ 273,343
Issuance of common stock for sale of discontinued operations, shares		273,343
Issuance of common stock for conversion of convertible notes assumed on reverser merger
Issuance of common stock for conversion of convertible notes assumed on reverser merger, shares
Issuance of common stock for conversion of convertible notes		$ 110,000
Issuance of common stock for conversion of convertible notes, shares		110,000
Issuance of common stock for services
Issuance of common stock for services, shares
Issuance of common stock for directors and employees
Issuance of common stock for directors and employees, shares
Issuance of common stock for accrued payroll and advances to a related party
Issuance of common stock for accrued payroll and advances to a related party, shares
Fair value of vested stock options
Proceeds from issuance of common stock in offering, net of offering costs of $21,686
Proceeds from issuance of common stock in offering, net of offering costs of $21,686, shares
Issuance of common stock for note payable extension
Issuance of common stock for note payable extension, shares
Issuance of common stock for legal settlement
Issuance of common stock for legal settlement, shares
Net loss
Balance	$ 383,343	$ 383,343
Balance, shares	383,343	383,343
Additional Paid-In Capital [Member]
Balance	$ 52,300,092	$ 43,695,274
Fractional share adjustment from reverse split		69
Issuance of common stock in private placement		1,101,597
Issuance of common stock in public placement		149,950
Issuance of common stock for acquisition of Restaurant.com		483,608
Issuance of common stock for sale of discontinued operations		59,930
Issuance of common stock for conversion of convertible notes assumed on reverser merger		1,825,538
Issuance of common stock for conversion of convertible notes		2,091,353
Issuance of common stock for services	2,163,154	1,012,799
Issuance of common stock for directors and employees		1,194,460
Issuance of common stock for accrued payroll and advances to a related party		654,514
Fair value of vested stock options	437,877	31,000
Proceeds from issuance of common stock in offering, net of offering costs of $21,686	1,957,661
Issuance of common stock for note payable extension	7,497
Issuance of common stock for legal settlement	8,992
Net loss
Balance	56,875,273	52,300,092
Accumulated Deficit [Member]
Balance	(55,300,012)	(51,524,353)
Fractional share adjustment from reverse split
Issuance of common stock in private placement
Issuance of common stock in public placement
Issuance of common stock for acquisition of Restaurant.com
Issuance of common stock for sale of discontinued operations
Issuance of common stock for conversion of convertible notes assumed on reverser merger
Issuance of common stock for conversion of convertible notes
Issuance of common stock for services
Issuance of common stock for directors and employees
Issuance of common stock for accrued payroll and advances to a related party
Fair value of vested stock options
Proceeds from issuance of common stock in offering, net of offering costs of $21,686
Issuance of common stock for note payable extension
Issuance of common stock for legal settlement
Net loss	(4,991,223)	(3,775,659)
Balance	(60,291,235)	(55,300,012)
Balance	(2,605,359)	(7,826,066)
Fractional share adjustment from reverse split
Issuance of common stock in private placement		1,102,700
Issuance of common stock in public placement		150,000
Issuance of common stock for acquisition of Restaurant.com		483,972
Issuance of common stock for sale of discontinued operations		333,333
Issuance of common stock for conversion of convertible notes assumed on reverser merger		1,827,066
Issuance of common stock for conversion of convertible notes		2,203,159
Issuance of common stock for services	2,164,000	1,013,886
Issuance of common stock for directors and employees		1,195,800
Issuance of common stock for accrued payroll and advances to a related party		655,450
Fair value of vested stock options	437,877	31,000
Proceeds from issuance of common stock in offering, net of offering costs of $21,686	1,958,466
Issuance of common stock for note payable extension	7,500
Issuance of common stock for legal settlement	9,000
Net loss	(4,991,223)	(3,775,659)
Balance	$ (3,019,739)	$ (2,605,359)